REPOSITIONING AND OTHER CHARGES - Repositioning and Other Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	$ 286	$ 364	$ 318
Asbestos-related charges, net of insurance and reimbursements	534	532	129
Probable and reasonably estimable environmental liabilities, net of reimbursements	44	28	22
Other charges	(4)	342	100
Total net repositioning and other charges	860	1,266	569
Severance
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	162	122	80
Asset impairments
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	41	176	117
Exit costs
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	139	122	134
Reserve adjustments
Component of Operating Other Cost and Expense [Abstract]
Total net repositioning charges	$ (56)	$ (56)	$ (13)